Segmented Information (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Information by geographic area

The following tables provide information by geographic area

In millions	Year ended December 31,	2012	2011	2010

Revenues (1)
Canada		$6,770	$6,169	$5,630
U.S.		3,150	2,859	2,667
		$9,920	$9,028	$8,297
(1)	For the years ended December 31, 2012, 2011 and 2010, the largest customer represented approximately 2%, 3% and 3%, respectively, of total revenues.

In millions	Year ended December 31,	2012	2011	2010

Net income
Canada		$1,972	$1,836	$1,498
U.S.		708	621	606
		$2,680	$2,457	$2,104

In millions	December 31,	2012	2011

Properties
Canada		$14,406	$13,824
U.S.		10,135	10,093
		$24,541	$23,917